UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 3/31/17

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.1%
California 97.0%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23 .	$1,000,000	$1,167,910
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24 .	1,000,000	1,158,740
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	1,535,000	1,619,809
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,192,408
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,132,190
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	943,517
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	526,327
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,140,460
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17	1,950,000	1,928,589
Capital Appreciation, sub. lien, Series A, AMBAC Insured, ETM, zero cpn., 10/01/17	8,050,000	8,021,020
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A,
5.00%, 8/01/25	4,210,000	5,012,468
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	3,175,456
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured,
Pre-Refunded, zero cpn., 8/01/24	5,265,000	3,716,142
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.00%,
4/01/22	15,000,000	17,428,200
Bonita Canyon Public Facilities Financing Authority Special Tax,
CFD No. 98-1, Refunding, 5.00%, 9/01/26	1,000,000	1,044,790
CFD No. 98-1, Refunding, 5.00%, 9/01/28	2,000,000	2,089,480
California Community College Financing Authority Lease Revenue, Coast Community College District,
Series A, Pre-Refunded, 5.00%, 6/01/26.	1,220,000	1,393,496
California Infrastructure and Economic Development Bank Revenue,
Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	5,735,000
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/32	2,915,000	3,459,464
California State Department of Water Resources Power Supply Revenue,
Refunding, Series L, 5.00%, 5/01/22.	4,440,000	4,934,572
Refunding, Series N, 5.00%, 5/01/21	10,845,000	12,422,080
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	10,451,364
Series H, AGMC Insured, Pre-Refunded, 5.00%, 5/01/22	5,000,000	5,218,800
Series H, Pre-Refunded, 5.00%, 5/01/22	7,400,000	7,723,824
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	8,404,528
California State Department of Water Resources Revenue,
Central Valley Project Water System, Refunding, Series A, 5.00%, 12/01/31	10,000,000	12,009,000
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	11,830,900
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,023,250
Central Valley Project Water System, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	5,886,750
Central Valley Project Water System, Refunding, Series AS, 5.00%, 12/01/25	6,125,000	7,399,000
Central Valley Project Water System, Refunding, Series AW, 5.00%, 12/01/30	5,000,000	6,042,400
Central Valley Project Water System, Series AS, 5.00%, 12/01/24	11,090,000	13,457,937
Central Valley Project Water System, Series AS, 5.00%, 12/01/26	22,455,000	27,002,137
Central Valley Project Water System, Series AS, ETM, 5.00%, 12/01/24	35,000	42,252
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/25	5,000	6,036
Central Valley Project Water System, Series AS, Pre-Refunded, 5.00%, 12/01/26	45,000	54,324
Central Valley Project Water System, Series AW, 5.00%, 12/01/33	6,055,000	7,174,993
California State Department of Water Resources Water Revenue,
Central Valley Project, Refunding, Series AE, 5.00%, 12/01/26	140,000	146,250
Central Valley Project, Series AE, Pre-Refunded, 5.00%, 12/01/26	4,860,000	5,091,385

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	$5,000,000	$5,580,450
Loma Linda University, Refunding, Series A, 5.00%, 4/01/29	1,020,000	1,182,537
Loma Linda University, Refunding, Series A, 5.00%, 4/01/32	1,235,000	1,402,293
Loma Linda University, Refunding, Series A, 5.00%, 4/01/33	1,000,000	1,129,120
Loma Linda University, Refunding, Series A, 5.00%, 4/01/34	1,750,000	1,966,528
Loma Linda University, Refunding, Series A, 5.00%, 4/01/35	1,500,000	1,678,890
Loma Linda University, Refunding, Series A, 5.00%, 4/01/36	2,000,000	2,231,400
Loma Linda University, Refunding, Series A, 5.00%, 4/01/37	2,000,000	2,227,840
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	45,800,000
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,426,120
California State GO,
Refunding, 5.00%, 2/01/22	15,000,000	17,312,250
Refunding, 5.25%, 9/01/22	16,330,000	19,265,481
Refunding, 5.00%, 10/01/22	15,785,000	18,449,666
Refunding, 5.00%, 9/01/29	1,000,000	1,182,600
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,838,650
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,811,800
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30	1,825,000	2,125,797
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30	3,000,000	3,494,340
Cedars-Sinai Medical Center, Series A, 5.00%, 8/15/31	3,500,000	4,076,800
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.00%, 2/01/24	2,000,000	2,320,920
El Camino Hospital, 5.00%, 2/01/28	2,100,000	2,458,827
El Camino Hospital, 5.00%, 2/01/29	2,460,000	2,848,557
El Camino Hospital, 5.00%, 2/01/30	1,250,000	1,436,025
El Camino Hospital, 5.00%, 2/01/31	1,200,000	1,367,736
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,146,950
Providence Health & Services, Series C, Pre-Refunded, 5.75%, 10/01/19	1,440,000	1,541,952
Providence Health & Services, Series C, Pre-Refunded, 6.00%, 10/01/20	1,500,000	1,611,720
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	4,862,108
California State Municipal Finance Authority COP,
Community Hospitals of Central California, ETM, 5.00%, 2/01/18	4,390,000	4,538,909
Community Hospitals of Central California, ETM, 5.00%, 2/01/19	3,860,000	4,136,608
Community Hospitals of Central California, Pre-Refunded, 5.00%, 2/01/20	1,600,000	1,714,656
Community Hospitals of Central California, Pre-Refunded, 5.00%, 2/01/21	1,600,000	1,714,656
California State Municipal Finance Authority Revenue,
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/25	2,000,000	2,316,220
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/26	2,010,000	2,341,851
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/27	1,750,000	2,047,395
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/28	2,250,000	2,609,527
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/29	2,140,000	2,464,317
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/30	2,000,000	2,281,360
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/31	2,700,000	3,055,644
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/32	2,200,000	2,472,184
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/33	3,500,000	3,905,265
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/34	5,000,000	5,544,000
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/35	5,000,000	5,513,650
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/36	2,295,000	2,522,825
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/37	2,000,000	2,195,100
Community Medical Centers, Series A, 5.00%, 2/01/26.	2,010,000	2,318,636

|2

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue, (continued)
Community Medical Centers, Series A, 5.00%, 2/01/28.	$1,500,000	$1,708,845
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,248,813
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,622,784
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,836,813
Inland Regional Center Project, Refunding, 5.00%, 6/15/24	1,000,000	1,173,710
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,447,825
Kern Regional Center Project, Series A, 6.00%, 5/01/19	710,000	748,532
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,655,100
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,180,696
NorthBay Healthcare Group, Series A, 5.00%, 11/01/25	1,000,000	1,133,990
NorthBay Healthcare Group, Series A, 5.00%, 11/01/26	900,000	1,023,894
NorthBay Healthcare Group, Series A, 5.00%, 11/01/27	1,300,000	1,468,701
NorthBay Healthcare Group, Series A, 5.00%, 11/01/28	1,400,000	1,570,730
NorthBay Healthcare Group, Series A, 5.25%, 11/01/29	1,000,000	1,138,660
NorthBay Healthcare Group, Series A, 5.00%, 11/01/30	1,350,000	1,492,641
NorthBay Healthcare Group, Series A, 5.25%, 11/01/31	1,250,000	1,402,800
NorthBay Healthcare Group, Series A, 5.25%, 11/01/36	4,500,000	4,936,050
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%,
12/01/27	3,990,000	4,322,327
California State Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont,
Refunding, Series A, California Mortgage Insured, 5.00%, 5/15/31	2,750,000	3,116,162
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,758,600
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%,
9/01/26	10,000,000	11,769,100
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%,
9/01/26	6,835,000	8,044,180
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	570,000	571,607
Department of General Services, Buildings 8 and 9, Series A, Pre-Refunded, 5.75%, 4/01/23.	4,000,000	4,374,040
Department of General Services, Buildings 8 and 9, Series A, Pre-Refunded, 6.00%, 4/01/24.	6,605,000	7,255,130
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/25	4,725,000	5,252,074
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-
Refunded, 5.50%, 11/01/26	1,000,000	1,111,550
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/25	2,920,000	3,415,612
Trustees of the California State University, Various California State University Projects, Series D,
Pre-Refunded, 5.00%, 9/01/26	4,650,000	5,439,244
Various Capital Projects, Series A, Subseries A-1, 5.25%, 3/01/22	7,475,000	8,262,192
Various Capital Projects, Series G, Subseries G-1, 5.25%, 10/01/18.	5,605,000	5,953,575
Various Capital Projects, Series G, Subseries G-1, 5.00%, 10/01/20.	6,405,000	6,953,908
Various Capital Projects, Series G, Subseries G-1, 5.125%, 10/01/22	14,555,000	15,831,765
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,474,100
Systemwide, Refunding, Series A, 5.00%, 11/01/29	16,000,000	19,014,080
Systemwide, Refunding, Series A, 5.00%, 11/01/30	5,000,000	5,893,350
Systemwide, Series A, 5.00%, 11/01/26	11,000,000	12,801,140
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%,
7/20/24	3,540,000	3,735,762

|3

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
5.00%, 11/01/36.	$9,000,000	$10,043,280
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,261,491
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,176,550
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,139,730
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,412,988
Lodi Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 12/01/22	8,000,000	8,218,640
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/18	2,905,000	3,077,034
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 2/01/19	3,035,000	3,279,803
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/19	3,075,000	3,385,083
Poway RHF Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	579,025
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,158,050
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,310,140
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,412,490
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,961,182
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	880,000	880,000
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	3,000,600
California Statewide CDA Student Housing Revenue, CHF-Irvine LLC, UCI East Campus Apartments,
Phase II, Pre-Refunded, 6.00%, 5/15/23	10,000,000	10,569,400
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	3,882,194
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22.	1,975,000	2,167,405
Tax Allocation Housing, Series A, 5.00%, 10/01/23.	2,135,000	2,332,445
Tax Allocation Housing, Series A, 5.00%, 10/01/24.	2,245,000	2,445,523
Tax Allocation Housing, Series A, 5.00%, 10/01/25.	1,700,000	1,849,464
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation,
AMBAC Insured, zero cpn., 8/01/22	10,445,000	9,238,289
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding,
5.00%, 8/01/24	6,715,000	7,923,096
City of Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26	615,000	698,431
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28	1,220,000	1,370,170
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29	1,555,000	1,737,946
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30	1,045,000	1,162,280
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31	1,800,000	1,979,946
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/17.	5,235,000	5,212,804
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,377,420
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	2,997,594
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,139,390
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,689,908
Conejo Valley USD, GO, Capital Appreciation, Election of 1998, Series C, AGMC Insured, zero cpn.,
8/01/17	2,500,000	2,490,125
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26 .	3,400,000	4,059,158
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,411,342
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,615,294
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30%
thereafter, 8/01/25.	4,645,000	4,538,211
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,791,236
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,135,700

|4

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26	$1,285,000	$1,540,522
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,787,040
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,185,400
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,894,406
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,580,007
Refunding, 5.00%, 10/01/23	1,510,000	1,669,985
Refunding, 5.00%, 10/01/28	1,925,000	2,085,641
Refunding, 5.00%, 10/01/30	1,125,000	1,210,838
Desert Sands USD,
COP, Financing Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/19	2,090,000	2,167,873
GO, Election of 2001, Pre-Refunded, 5.25%, 8/01/21	2,015,000	2,129,109
Dublin USD, GO, Refunding, 5.00%, 8/01/32.	3,220,000	3,783,146
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25.	2,845,000	3,465,125
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26.	3,650,000	4,486,397
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27.	1,500,000	1,863,360
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29.	1,000,000	1,246,360
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A,
5.00%, 6/01/29	5,000,000	5,949,400
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	2,800,000	3,139,612
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,384,752
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,442,353
Eden Township Healthcare District COP, ETM, 5.00%, 6/01/18	1,025,000	1,047,950
El Dorado Irrigation District Revenue, Refunding, Series C, 5.00%, 3/01/31	2,500,000	2,909,375
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,297,681
Fairfax School District GO, Election of 2000, Series A, NATL Insured, 5.00%, 11/01/17	135,000	138,073
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,131,519
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,187,339
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,077,200
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,402,309
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,472,692
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,529,836
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter,
1/15/29	19,895,000	17,051,607
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	1,956,350
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	2,965,738
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	5,091,955
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,514,800
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	3,019,050
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,143,920
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,187,035
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Series A, 5.00%, 6/01/32	5,000,000	5,656,700

|5

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Imperial Community College District GO,
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	$1,010,000	$1,150,117
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,354,673
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,555,686
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding,
5.00%, 8/15/30	1,575,000	1,757,606
Irvine Improvement Bond Act 1915 Special Assessment, Limited Obligation, Reassessment District No.
15-2, Refunding, 5.00%, 9/02/25	1,000,000	1,134,120
Irvine USD Financing Authority Special Tax,
Group II, Series A, ETM, 4.80%, 9/01/17.	805,000	817,936
Group II, Series A, ETM, 4.875%, 9/01/18	900,000	948,681
Group II, Series A, Pre-Refunded, 5.00%, 9/01/20	660,000	696,848
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	1,855,000	2,109,580
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,146,790
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,119,220
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,418,106
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,165,671
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,306,224
Refunding, Series A, 5.00%, 9/01/29	530,000	585,454
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,699,414
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,330,004
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,787,113
Refunding, Series A, 5.00%, 9/01/33	2,635,000	2,921,609
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,144,047
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,681,650
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	5,405,000	5,896,206
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,414,894
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,410,000	1,549,900
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	815,000	901,105
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,041,561
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27.	1,285,000	1,422,906
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32.	1,250,000	1,347,475
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	17,915,250
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A, Pre-Refunded,
5.00%, 8/15/20	20,000,000	21,098,200
Los Angeles County MTA Proposition A First Tier Senior Sales Tax Revenue,
Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,538,721
Refunding, Series A, 5.00%, 7/01/27	6,630,000	7,885,324
Los Angeles County MTA Sales Tax Revenue,
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	16,857,600
Proposition C, Senior, Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,829,050
Refunding, Series A, 5.00%, 6/01/32	8,000,000	9,440,800
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series
A, 5.00%, 10/01/22	2,750,000	3,156,010
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	6,008,669
Power System, Refunding, Series A, 5.00%, 7/01/30	10,000,000	11,679,800
[a] Power System, Refunding, Series B, 5.00%, 7/01/34	23,350,000	27,289,145
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	11,908,200

|6

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue, (continued)
Power System, Series B, 5.00%, 7/01/30.	$3,000,000	$3,544,050
Power System, Series B, 5.00%, 7/01/31.	6,700,000	7,863,723
Power System, Series D, 5.00%, 7/01/26.	2,600,000	3,113,474
Power System, Series D, 5.00%, 7/01/27.	2,000,000	2,381,640
Power System, Series D, 5.00%, 7/01/28.	2,550,000	3,019,684
Los Angeles Department of Water and Power Works Revenue, Refunding, Series A, 5.00%, 7/01/37	10,450,000	11,959,293
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	5,905,606
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,309,401
GO, Election of 2002, Series D, 5.00%, 7/01/27	3,410,000	3,695,349
GO, Election of 2004, Series I, 5.00%, 7/01/18	5,000,000	5,251,950
GO, Refunding, Series A, 5.00%, 7/01/29	5,000,000	5,921,250
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	15,850,914
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,735,950
GO, Refunding, Series B, 5.00%, 7/01/30	30,000,000	35,715,600
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	10,668,648
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	13,404,807
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	1,000,000	1,152,410
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,460,160
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	6,086,900
Menifee USD,
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25	1,200,000	1,404,312
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	1,550,000	1,749,501
PFA Special Tax Revenue, Series A, 5.00%, 9/01/25	1,405,000	1,644,215
PFA Special Tax Revenue, Series A, 5.00%, 9/01/28	1,250,000	1,434,750
The Metropolitan Water District of Southern California Water Revenue,
Authorization, Series A, 5.00%, 7/01/28	8,000,000	9,585,920
Refunding, Series A, 5.00%, 7/01/28	5,000,000	6,023,550
Refunding, Series C, 5.00%, 10/01/26	8,010,000	9,170,168
Refunding, Series E, 5.00%, 7/01/22	23,900,000	28,006,737
Refunding, Series E, 5.00%, 7/01/23	20,000,000	23,838,400
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,342,501
Montebello USD,
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/18	1,455,000	1,427,093
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/19	1,480,000	1,423,938
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn.,
8/01/24	7,500,000	6,194,025
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,692,352
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of
2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	5,527,380
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,350,060
Refunding, 5.00%, 9/01/22	1,495,000	1,699,860
Refunding, 5.00%, 9/01/24	1,810,000	2,014,186
Refunding, 5.00%, 9/01/25	1,000,000	1,105,920
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	10,321,670
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	2,700,928

|7

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Northern California Power Agency Revenue,
Geothermal Project No. 3, Series A, Pre-Refunded, 5.00%, 7/01/23	$2,000,000	$2,168,280
Geothermal Project No. 3, Series A, Pre-Refunded, 5.25%, 7/01/24	2,000,000	2,179,300
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.50%, 8/01/23	2,200,000	2,472,140
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond
Refinancing, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,160,505
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A,
NATL Insured, 5.00%, 4/01/23	7,690,000	7,690,000
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/28	1,000,000	1,090,270
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/29	1,280,000	1,390,899
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,921,578
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,850,000	2,087,614
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/27	1,375,000	1,573,413
PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/30	2,280,000	2,550,066
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,
7/01/21	1,695,000	1,708,882
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19.	1,000,000	1,002,760
Richmond Joint Powers Financing Authority Lease Revenue,
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,166,097
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,494,783
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,208,711
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A,
5.00%, 8/01/27	3,550,000	4,224,038
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	710,000	796,095
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,246,482
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25.	1,225,000	1,468,114
Riverside County Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.25%, 6/01/25	3,500,000	4,189,255
Refunding, Series A, 5.25%, 6/01/27	4,000,000	4,762,080
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	3,870,000	4,567,258
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,465,628
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/27	1,035,000	1,213,703
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,116,870
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,173,934
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,344,555
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,528,665
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,719,874
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	2,917,305
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding,
Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,459,930
Sacramento County Airport System Revenue,
Subordinate, Refunding, Series B, 5.00%, 7/01/35	1,000,000	1,116,650
Subordinate, Refunding, Series B, 5.00%, 7/01/36	2,000,000	2,221,620

|8

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Sacramento County COP,
Refunding, 5.375%, 2/01/23	$3,400,000	$3,737,858
Refunding, 5.50%, 2/01/25	3,770,000	4,158,649
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,347,140
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott
Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,677,353
Sacramento MUD Electric Revenue,
Refunding, Series X, 5.00%, 8/15/25	7,445,000	8,513,804
Series X, Pre-Refunded, 5.00%, 8/15/25	2,555,000	2,932,271
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,121,700
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,156,620
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	5,927,458
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A,
5.00%, 9/01/26	8,000,000	8,855,840
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A,
Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,123,570
San Francisco BART District GO,
Election of 2004, Refunding, Series D, 5.00%, 8/01/32	5,000,000	5,917,300
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,104,666
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	4,104,695
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Second Series, Series A, Pre-Refunded, 5.25%, 5/01/26.	5,425,000	5,679,812
Second Series, Governmental Purpose, Refunding, Series G, 5.00%, 5/01/23	1,400,000	1,591,660
Second Series, Governmental Purpose, Series G, Pre-Refunded, 5.00%, 5/01/23	3,570,000	4,077,618
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	8,999,676
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	2,821,880
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%,
11/01/28	5,000,000	5,932,600
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%,
6/01/24	10,275,000	11,524,234
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,208,952
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,231,046
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 5.875%, 8/01/25	1,000,000	1,109,410
Mission Bay South Redevelopment Project, Series D, ETM, 5.50%, 8/01/19	1,030,000	1,132,609
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/21	1,000,000	1,116,760
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.25%, 8/01/23	1,000,000	1,116,760
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.00%, 8/01/25	1,465,000	1,627,688
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 6.125%, 8/01/26	1,550,000	1,726,545
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,159,830
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	13,420,650
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,244,900
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,138,580
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,074,560
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series
A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,146,490

|9

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	$3,000,000	$3,616,440
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,155,227
Refunding, Series A, 5.00%, 6/01/30	5,000,000	5,965,750
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29.	1,100,000	1,254,451
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31.	1,000,000	1,128,570
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33.	1,050,000	1,173,533
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%,
6/15/34	7,000,000	7,997,920
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,806,950
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,104,280
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	4,475,000	5,189,523
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,166,890
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,371,228
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25.	15,410,000	17,722,887
Series A, 5.00%, 3/01/27.	11,945,000	13,677,383
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental
Center, Series A, 5.25%, 9/01/24	3,500,000	3,800,230
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/19	2,500,000	2,705,950
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,630,740
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	5,979,300
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,170,634
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, Pre-Refunded, 5.25%,
1/01/24	5,000,000	5,365,350
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,110,690
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,722,642
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/24	1,000,000	1,123,570
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/25	1,000,000	1,123,570
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,584,970
General, Series AM, 5.00%, 5/15/28	1,835,000	2,183,448
General, Series U, 5.00%, 5/15/19	4,060,000	4,399,254
Series S, 5.00%, 5/15/19.	8,125,000	8,564,400
Series S, Pre-Refunded, 5.00%, 5/15/19	20,000	21,093
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,225,719
West Basin Municipal Water District Revenue,
Refunding, Series A, 5.00%, 8/01/32	1,975,000	2,284,068
Refunding, Series A, 5.00%, 8/01/33	2,630,000	3,021,765
Whittier UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/24	7,755,000	5,678,289
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/26	10,045,000	6,486,760
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26.	1,435,000	1,652,962
		1,721,755,416

|10

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 2.1%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, ETM, 5.25%, 12/01/17	$2,305,000	$2,370,047
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	2,000,000	2,234,820
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,258,780
		6,863,647
Puerto Rico 1.7%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,037,800
Series RR, NATL Insured, 5.00%, 7/01/21	5,000,000	5,110,350
Series WW, 5.375%, 7/01/23	5,000,000	3,162,500
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/23	11,645,000	12,871,452
Puerto Rico Sales Tax FICO Sales Tax Revenue, First Subordinate, Series A, 5.00%, 8/01/24	10,000,000	3,987,500
		30,169,602
Total U.S. Territories		37,033,249
Total Municipal Bonds before Short Term Investments (Cost $1,681,488,318)		1,758,788,665

Short Term Investments 1.7%
Municipal Bonds 1.7%
California 1.7%
[b] California State GO,
Kindergarten, Refunding, Series A1, Daily VRDN and Put, 0.77%, 5/01/34	2,800,000	2,800,000
Series A-1, Daily VRDN and Put, 0.77%, 5/01/33	200,000	200,000
Series A-2, Daily VRDN and Put, 0.68%, 5/01/33	5,900,000	5,900,000
Series A-3, Daily VRDN and Put, 0.73%, 5/01/33	5,000,000	5,000,000
[b] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, Daily VRDN and Put, 0.74%, 7/01/34	4,300,000	4,300,000
Water System, Refunding, Series B, Subseries B-2, Daily VRDN and Put, 0.76%, 7/01/35	6,900,000	6,900,000
[b] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily
VRDN and Put, 0.74%, 7/01/35	4,800,000	4,800,000
Total Short Term Investments (Cost $29,900,000)		29,900,000
Total Investments (Cost $1,711,388,318) 100.8%		1,788,688,665
Other Assets, less Liabilities (0.8)%		(13,323,196)
Net Assets 100.0%		$1,775,365,469

See Abbreviations on page 16.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|11

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin California Ultra-Short Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 17.7%
California 17.7%
Beverly Hills PFA Wastewater Revenue, Refunding, Series A, 4.00%, 6/01/17	$350,000	$351,778
California Educational Facilities Authority Revenue, Loma Linda University, Refunding, Series A, 5.00%,
4/01/22	1,000,000	1,140,240
California State Economic Recovery GO, Series A, ETM, 5.00%, 7/01/17	330,000	333,369
California State GO, Various Purpose, Refunding, XLCA Insured, 4.50%, 6/01/17	300,000	301,746
California State Municipal Finance Authority Revenue, Community Medical Centers, Refunding, Series A,
5.00%, 2/01/22	1,300,000	1,464,372
California State Public Works Board Lease Revenue, The Regents of the University of California, Various
University of California Projects, Series C-1, 4.00%, 3/01/18	500,000	514,360
California State University Revenue, Systemwide, Refunding, Series A, 4.00%, 11/01/18	1,000,000	1,048,440
California Statewide CDA Revenue, Monetery County GO Savers Bond Program, BAM Insured, 5.00%,
8/01/18	1,000,000	1,051,170
Campbell UHSD,
GO, Election of 2016, Series A-1, 3.00%, 8/01/19	1,000,000	1,044,380
GO, Refunding, 4.00%, 8/01/17.	300,000	303,177
Corona-Norco USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/17	300,000	304,140
Los Angeles USD, GO, Election of 2002, Series B, AGMC Insured, 5.00%, 7/01/21	335,000	338,380
Palomar Health Revenue, Refunding, 3.00%, 11/01/17	1,000,000	1,004,680
Roseville Joint Union High School District GO, Election of 2016, Series A, 4.00%, 8/01/18	400,000	416,364
Selma USD, GO, Election of 2016, Series A, 2.00%, 8/01/18	300,000	304,326
Temecula Valley USD, GO, Riverside County, Election of 2012, Series B, AGMC Insured, 4.00%, 8/01/17	615,000	621,113
Total Municipal Bonds before Short Term Investments (Cost $10,546,097)		10,542,035

Short Term Investments 83.4%
Municipal Bonds 83.4%
California 83.4%
[a] California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project, Series A,
Weekly VRDN and Put, 0.92%, 7/01/33	2,000,000	2,000,000
[a] California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.84%,
11/01/26	2,500,000	2,500,000
California State Department of Water Resources Power Supply Revenue, Refunding, Series L, 5.00%,
5/01/17	1,345,000	1,349,048
California State Education Notes Revenue, Program Note Participation Note, Series A, TRAN, 2.00%,
6/30/17	2,000,000	2,004,760
[a] California State Educational Facilities Authority Revenue, California Institute of Technology, Various, Series
B, Weekly VRDN and Put, 0.88%, 10/01/36	1,100,000	1,100,000
California State GO,
[a] Series A-1, Daily VRDN and Put, 0.77%, 5/01/33	600,000	600,000
Various Purpose, Pre-Refunded, 5.00%, 6/01/37.	850,000	855,653
[a] California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series D, Weekly VRDN and Put, 0.88%, 11/01/34	1,200,000	1,200,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.90%, 3/01/47.	1,900,000	1,900,000
[a] California State HFAR, MFH III, Series A, Weekly VRDN and Put, 0.90%, 8/01/40	1,965,000	1,965,000
[a] California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,
Series B, Daily VRDN and Put, 0.79%, 11/01/35	100,000	100,000
California Statewide CDA Revenue, Redlands Community Hospital Obligated Group, Refunding, 4.00%,
10/01/17	325,000	328,815
Carlsbad USD, COP, School Financing Projects, Refunding, 4.00%, 10/01/17	250,000	253,920
Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities Agency, Refunding, Series A,
2.00%, 11/01/17	1,000,000	1,007,010
Compton USD, GO, Election of 2015, Series A, BAM Insured, 2.00%, 6/01/17	1,000,000	1,001,930

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Ultra-Short Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[a] East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1,
Weekly VRDN and Put, 0.82%, 6/01/38	$1,500,000	$1,500,000
[b] Fairfield California Water Revenue, Refunding, 4.00%, 4/01/18	1,000,000	1,028,840
Gilroy USD, GO, Santa Clara County, Election of 2016, 2.00%, 8/01/17	480,000	481,925
[a] Irvine 1915 Act Special Assessment,
Limited Obligation Improvement, AD No. 94-15, Refunding, Daily VRDN and Put, 0.86%, 9/02/20.	1,100,000	1,100,000
Limited Obligation Improvement, AD No. 97-16, Daily VRDN and Put, 0.86%, 9/02/22	1,000,000	1,000,000
Long Beach Community College District GO, Election of 2016, Series B, 2.00%, 8/01/17	700,000	702,807
Los Angeles County Revenue, TRAN, 3.00%, 6/30/17	2,000,000	2,010,080
[a] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, Daily VRDN and Put, 0.74%, 7/01/34.	1,200,000	1,200,000
Water System, Refunding, Series B, Subseries B-1, Weekly VRDN and Put, 0.87%, 7/01/35	1,400,000	1,400,000
Los Angeles GO, Series B, TRAN, 3.00%, 6/29/17	2,000,000	2,010,020
[a] The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series B-3, Daily VRDN and Put, 0.74%, 7/01/35	100,000	100,000
Refunding, Series D, Weekly VRDN and Put, 0.90%, 7/01/35	2,000,000	2,000,000
Mid-Peninsula Water District COP, 4.00%, 12/01/17	315,000	321,429
[a] Modesto Water Revenue COP, Refunding, Series A, Weekly VRDN and Put, 0.94%, 10/01/36	1,100,000	1,100,000
Palo Alto Utility Revenue, Refunding, Series A, 4.00%, 6/01/17	400,000	402,012
San Diego County and School District Note Participations Revenue, 3.00%, 6/30/17	2,000,000	2,010,240
[a] San Diego County Regional Transportation Commission Sales Tax Revenue, Refunding, Series D, Weekly
VRDN and Put, 0.90%, 4/01/38	2,100,000	2,100,000
San Francisco City and County GO, Refunding, Series R1, 5.00%, 6/15/17	465,000	468,836
[a] Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding, Series A, Weekly VRDN and
Put, 0.90%, 6/01/26.	2,000,000	2,000,000
Santa Cruz County GO, TRAN, 3.00%, 6/29/17	2,000,000	2,009,660
Santa Monica-Malibu USD, COP, Refunding, Series B, 4.00%, 5/01/17	250,000	250,585
Sonoma County Junior College District GO, Election of 2014, Series A, 3.00%, 8/01/17	250,000	251,733
Sonoma County Water Agency Revenue, Refunding, Series A, 4.00%, 7/01/17	425,000	428,243
Twin Rivers USD,
GO, Refunding, Series A, 4.00%, 8/01/17	325,000	328,283
GO, Refunding, Series B, 4.00%, 8/01/17	325,000	328,282
University of California Regents Medical Center Pooled Revenue, Refunding, Series L, 1.75%, 5/15/17	1,000,000	1,001,040
[a] University of California Revenue, General, Series AL-1, Weekly VRDN and Put, 0.89%, 5/15/48	1,300,000	1,300,000
Ventura County, TRAN, 2.00%, 7/01/17	2,000,000	2,005,300
Westlands Water District Revenue, Refunding, Series A, AGMC Insured, 3.00%, 9/01/17	780,000	786,833
Total Short Term Investments (Cost $49,806,682)		49,792,284
Total Investments (Cost $60,352,779) 101.1%		60,334,319
Other Assets, less Liabilities (1.1)%		(653,133)
Net Assets 100.0%		$59,681,186

See Abbreviations on page 16.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis.

|13

FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|14

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California	Franklin
	California	California
	Intermediate-Term Tax-Free Ultra-Short Tax-Free
	Income Fund	Income Fund

Cost of investments	$1,711,138,179	$60,352,779

Unrealized appreciation	$85,871,653	$2,773
Unrealized depreciation.	(8,321,167)	(21,233)

Net unrealized appreciation (depreciation)	$77,550,486	$(18,460)

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2017, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to

|15

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. NEW ACCOUNTING PRONOUNCEMENTS (continued)

the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	MFH	Multi-Family Housing
ABAG	The Association of Bay Area Governments	MFHR	Multi-Family Housing Revenue
AD	Assessment District	MTA	Metropolitan Transit Authority
AGMC	Assured Guaranty Municipal Corp.	MUD	Municipal Utility District
AMBAC	American Municipal Bond Assurance Corp.	NATL	National Public Financial Guarantee Corp.
BAM	Build America Mutual Assurance Co.	PBA	Public Building Authority
BART	Bay Area Rapid Transit	PCFA	Pollution Control Financing Authority
CDA	Community Development Authority/Agency	PCR	Pollution Control Revenue
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	RDA	Redevelopment Agency/Authority
ETM	Escrow to Maturity	SRF	State Revolving Fund
FHA	Federal Housing Authority/Agency	TRAN	Tax and Revenue Anticipation Note
FICO	Financing Corp.	UHSD	Unified/Union High School District
GNMA	Government National Mortgage Association	USD	Unified/Union School District
GO	General Obligation	XLCA	XL Capital Assurance
HFAR	Housing Finance Authority Revenue

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|16

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By __/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 25, 2017

By _/s/Gaston Gardey_

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 25, 2017